Group statement of changes in equity - USD ($) $ in Millions	Total	IFRS 16 [member]	Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Fair value reserve [member]	Fair value reserve [member] IFRS 9 [member]	Cash flow hedging reserve [member]	Currency translation reserve [member]	Currency translation reserve [member] IFRS 16 [member]	Retained earnings [member]	Retained earnings [member] IFRS 9 [member]	Retained earnings [member] IFRS 16 [member]	IHG shareholders' equity [member]	IHG shareholders' equity [member] IFRS 16 [member]	Non-controlling interests [member]
Impact of adopting accounting policy		$ (45)									$ 2			$ (47)		$ (45)
Beginning balance (Previously reported [member]) at Dec. 31, 2016	$ (1,146)		$ 141	$ 9	$ (11)	$ (2,860)	$ 111			$ 466		$ 990			$ (1,154)		$ 8
Beginning balance at Dec. 31, 2016	(1,191)		141	9	(11)	(2,860)	111			468		943			(1,199)		8
Profit for the year | Previously reported [member]	541
Profit for the year	535											534			534		1
Items that may be subsequently reclassified to profit or loss:
Losses on cash flow hedges	0
Gains on valuation of available-for-sale financial assets	41						41								41
Costs of hedging	0
Fair value gain reclassified to profit on disposal of available-for-sale financial asset	(73)						(73)								(73)
Hedging losses/(gains) reclassified to financial expenses	0
Exchange losses on retranslation of foreign operations | Previously reported [member]	(88)
Exchange losses on retranslation of foreign operations	(90)									(91)					(91)		1
Total items that may be subsequently reclassified to profit or loss	(122)						(32)			(91)					(123)		1
Items that will not be reclassified to profit or loss:
Gains on equity instruments classified as fair value through other comprehensive income	0
Re-measurement losses on defined benefit plans	(4)											(4)			(4)
Deferred tax charge on defined benefit plans arising from significant US tax reform	(11)											(11)			(11)
Total items that will not be reclassified to profit or loss	(15)											(15)			(15)
Total other comprehensive (loss)/income for the year	(137)						(32)			(91)		(15)			(138)		1
Total comprehensive income for the year | Previously reported [member]	406
Total comprehensive income for the year	398						(32)			(91)		519			396		2
Transfer of treasury shares to employee share trusts					(20)							20
Purchase of own shares by employee share trusts	(3)				(3)										(3)
Release of own shares by employee share trusts					29							(29)
Equity-settled share-based cost	29											29			29
Tax related to share schemes	9											9			9
Equity dividends paid	(596)											(593)			(593)		(3)
Exchange adjustments			13	1		(14)
Ending balance (Previously reported [member]) at Dec. 31, 2017	(1,354)		154	10	(5)	(2,874)	79			377		898			(1,361)		7
Ending balance at Dec. 31, 2017	(1,354)		154	10	(5)	(2,874)	79			377		898			(1,361)		7
Impact of adopting accounting policy								$ (18)					$ 18
Profit for the year | Previously reported [member]	352
Profit for the year	350											349			349		1
Items that may be subsequently reclassified to profit or loss:
Losses on cash flow hedges	5								$ 5						5
Gains on valuation of available-for-sale financial assets	0
Costs of hedging	(1)								(1)						(1)
Hedging losses/(gains) reclassified to financial expenses	(8)								(8)						(8)
Exchange losses on retranslation of foreign operations | Previously reported [member]	43
Exchange losses on retranslation of foreign operations	44									43					43		1
Total items that may be subsequently reclassified to profit or loss	40								(4)	43					39		1
Items that will not be reclassified to profit or loss:
Gains on equity instruments classified as fair value through other comprehensive income	(14)						(14)								(14)
Re-measurement losses on defined benefit plans	8											8			8
Deferred tax charge on defined benefit plans arising from significant US tax reform	0
Total items that will not be reclassified to profit or loss	(6)						(14)					8			(6)
Total other comprehensive (loss)/income for the year	34						(14)		(4)	43		8			33		1
Total comprehensive income for the year | Previously reported [member]	385
Total comprehensive income for the year	384						(14)		(4)	43		357			382		2
Transfer of treasury shares to employee share trusts					(19)							19
Purchase of own shares by employee share trusts	(3)				(3)										(3)
Release of own shares by employee share trusts					24							(24)
Equity-settled share-based cost	39											39			39
Tax related to share schemes	3											3			3
Equity dividends paid	(200)											(199)			(199)		(1)
Exchange adjustments			(8)		(1)	9
Ending balance (Previously reported [member]) at Dec. 31, 2018	(1,131)		146	10	(4)	(2,865)	47		(4)	420		1,111			(1,139)		8
Ending balance at Dec. 31, 2018	(1,131)		146	10	(4)	(2,865)	47		(4)	420		1,111			(1,139)		8
Profit for the year	386											385			385		1
Items that may be subsequently reclassified to profit or loss:
Losses on cash flow hedges	(34)								(34)						(34)
Gains on valuation of available-for-sale financial assets	0
Costs of hedging	(6)								(6)						(6)
Hedging losses/(gains) reclassified to financial expenses	38								38						38
Exchange losses on retranslation of foreign operations	(39)									(39)					(39)
Total items that may be subsequently reclassified to profit or loss	(41)								(2)	(39)					(41)
Items that will not be reclassified to profit or loss:
Gains on equity instruments classified as fair value through other comprehensive income	10						10								10
Re-measurement losses on defined benefit plans	(6)											(6)			(6)
Deferred tax charge on defined benefit plans arising from significant US tax reform	0
Total items that will not be reclassified to profit or loss	4						10					(6)			4
Total other comprehensive (loss)/income for the year	(37)						10		(2)	(39)		(6)			(37)
Total comprehensive income for the year	349						10		(2)	(39)		379			348		1
Transfer of treasury shares to employee share trusts					(19)							19
Purchase of own shares by employee share trusts	(5)				(5)										(5)
Release of own shares by employee share trusts					23							(23)
Equity-settled share-based cost	41											41			41
Tax related to share schemes	4											4			4
Equity dividends paid	(722)											(721)			(721)		(1)
Transaction costs relating to shareholder returns	(1)											(1)			(1)
Exchange adjustments			5			(5)
Ending balance at Dec. 31, 2019	$ (1,465)		$ 151	$ 10	$ (5)	$ (2,870)	$ 57		$ (6)	$ 381		$ 809			$ (1,473)		$ 8